COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 — COMMITMENTS AND CONTINGENCIES

As of September 30, 2022, YS Group has the following commitments to purchase raw materials or services:

	As of September 30,
	2022	2022
	(RMB)	($)
Construction of vaccine production facilities Office of Life Sciences	1,580,000	$222,541
Research and development	6,001,375	845,288
Purchase raw materials	20,236,200	2,850,249
Total	27,817,575	$3,918,078

In 2018, Liaoning Yisheng filed a sales contract dispute with Hebei Defense Biological Products Supply Center. The Supreme People’s Court of Liaoning supported Liaoning Yisheng’s claim that the defendant Hebei Weifang should pay RMB2,465,807 for Liaoning Yisheng vaccine within 20 days after the judgment came into effect. As of the date of this report, YS Group received RMB1,636,755 compensation from Hebei Defense Biological Products Supply Center and the balance of RMB829,052 compensation may be received in fiscal 2024.

In 2019, Liaoning Yisheng filed a sales contract dispute with Chaoyang Center for Disease Control and Prevention. The Supreme People’s Court of Liaoning supported Liaoning Yisheng’s claim that the defendant Chaoyang Center for Disease Control and Prevention should pay RMB416,900 for Liaoning Yisheng vaccine. To the date, YS Group received RMB300,000 from Chaoyang Center for Disease Control and Prevention, and the balance of RMB116,900 may be received in fiscal 2023.

YS Group was also involved in certain other labor disputes as of September 30, 2022. As the proceedings are in the early stages, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

NOTE 18 — COMMITMENTS AND CONTINGENCIES

As of March 31, 2022, YS Group has the following commitments to purchase raw materials or services:

	As of March 31,
	2022	2022
	(RMB)	(US$)
Other professional service fee	7,617,840	$1,200,000
Research and development	73,894,705	11,640,261
Purchase raw materials	17,664,500	17,664,500
Total	99,177,045	$30,504,761

In year 2018, Liaoning Yisheng filed a sales contract dispute with Hebei Defense Biological Products Supply Center. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim that the defendant Hebei Weifang should pay RMB2,465,807 for Liaoning Yisheng vaccine within 20 days after the judgment came into effect. As of the date of this report, YS Group received RMB1,636,755 compensation from Hebei Defense Biological Products Supply Center and the balance of RMB829,052 compensation may be received in fiscal 2024.

In year 2019, Liaoning Yisheng filed a sales contract dispute with Chaoyang Center for Disease Control and Prevention. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim that the defendant Chaoyang Center for Disease Control and Prevention should pay RMB416,900 for Liaoning Yisheng vaccine. To the date, YS Group received RMB300,000 from Chaoyang Center for Disease Control and Prevention, and the balance of RMB116,900 may be received in fiscal 2023.

YS Group was also involved in certain other labor disputes as of March 31, 2022. As the proceedings are in the early stages, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.